Group Reorganization	12 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Group Reorganization

2.	GROUP REORGANIZATION
Reorganization under common control
Prior to Reorganization,
AMTD Group, the controlling shareholder of the Company, held 79.13% of the shareholdings of AMTD Risk Solutions Limited (“AMTD RS”), AMTD RSG, a wholly owned subsidiary of AMTD RS, AMTD Investment Solutions Limited (“AMTD IS”) and AMTD PISG, a wholly owned subsidiary of AMTD IS, through AMTD Strategic Capital Group (“AMTD SCG”). In December 2019, AMTD Group acquired the remaining 20.87% equity interests in AMTD SCG from non-controlling
shareholders and AMTD RS, AMTD RSG, AMTD IS and AMTD PISG became wholly-owned subsidiaries of the AMTD Group. A series of reorganization steps were undertaken to establish the Company as the holding company of the subsidiaries, now comprising the Group, for the purpose of initial public offering (the “Reorganization”).
The Reorganization was executed as follows:

1.
The Company was incorporated on September 12, 2019 by issuing 1 share to AMTD Group. The Company then incorporated AMTD Digital Financial Holdings Limited (“AMTD DFH”), AMTD Digital Media Holdings Limited (“AMTD DMH”) and AMTD Digital Investments Holdings Limited (“AMTD DIH”) on October 22, 2019. In December 2019, the Company effected a
1-to-10,000
share split (please see note 23(i) for more information);

2.
In December 2019, AMTD Group transferred its equity interest in (i) AMTD RS to AMTD DFH; (ii) AMTD DM to AMTD DMH; and (iii) AMTD DI I, AMTD Direct Investment III Limited (“AMTD DI III”), AMTD BI and AMTD IS to AMTD DIH.

Upon the completion of the Reorganization, the Company became the holding company of the subsidiaries now comprising the Group. As AMTD RS, AMTD RSG, AMTD DM, AMTD DI I, AMTD DI III, AMTD BI, AMTD IS, AMTD PISG and the Company were controlled by AMTD Group, immediately before and after the Reorganization, the Reorganization was accounted for as a reorganization of entities under common control. As a result, the consolidated financial statements as of and for the year ended April 30, 2020 represent historical consolidated financial statements as if the corporate structure of the Group had been in existence since the beginning of the period presented and the financial statement items of the combining entities had been combined from the date when the combining entities first came under the control of the controlling party. The net assets of the combining entities are consolidated using the existing book values from the controlling party’s perspective. No amount is recognized in respect of goodwill or excess of bargain purchase gain at the time of common control combination. The consolidated statements of profit or loss and other comprehensive income includes the results of each of the combining entities from the earliest date presented or since the date when the combining entities first came under the common control, where this is a shorter period.
For the period prior to the reorganization, the accompanying consolidated financial statements include allocations of various general administrative expenses of AMTD Group which related to the Group’s business. These expenses consist primarily of payroll of senior management and other administrative expenses. These allocations were made using a proportionate cost allocation method. The payroll expenses were allocated based on the actual time spent on the provision of services attributable to the Group and the other administrative expenses were allocated based on the proportion of revenue and actual usage among each business of AMTD Group. The management believes these allocations are reasonable. Total expenses allocated from AMTD Group to the Group are HK$7,897, HK$6,227 and
HK$
7,090 for the years ended April 30, 2020, 2021 and 2022, respectively.